Stockholders' Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 26, 2019	Feb. 15, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity (Textual)
Initial public offering, description		A registration statement relating to the securities being sold in this offering was declared effective by the Securities and Exchange Commission ("SEC"). The Company completed the initial public offering of its Class A ordinary shares on April 13, 2018, through the issuance of 1,306,055 Class A ordinary shares at a public offering price of $5.00 per share for net proceeds of $5,732,810.
Forfeited of ordinary shares			4,800
Shares authorized, description			The Company is authorized to issue 400,000,000 ordinary shares.
Class A Ordinary Share [Member]
Stockholders' Equity (Textual)
Ordinary stock, par value			$ 0.001
Ordinary stock, shares authorized			200,000,000
Ordinary stock, shares issued			21,791,055	20,010,000	20,010,000
Ordinary stock, shares outstanding			21,791,055	20,010,000	20,010,000
Class B Ordinary Shares [Member]
Stockholders' Equity (Textual)
Ordinary stock, par value			$ 0.001
Ordinary stock, shares authorized			200,000,000
Ordinary stock, shares issued			7,100,000	11,900,000	11,900,000
Ordinary stock, shares outstanding			7,100,000	11,900,000	11,900,000
Forfeited of ordinary shares			4,800,000
Anyi [Member]
Stockholders' Equity (Textual)
Proceeds of cash received	$ 400,000
Duly authorized, fully paid	$ 475,000
Equity shares acquisition percent	100.00%
Anyi [Member] | Class A Ordinary Share [Member]
Stockholders' Equity (Textual)
Share Price	$ 16.00
Zhentao Jiang [Member] | Class A Ordinary Share [Member]
Stockholders' Equity (Textual)
Forfeited of ordinary shares			2,400,000
Chengchun Zhang [Member] | Class A Ordinary Share [Member]
Stockholders' Equity (Textual)
Forfeited of ordinary shares			2,400,000